Commitments, contingencies and guarantees - Maturities of Commitments (Detail) ¥ in Millions	Sep. 30, 2015 JPY (¥)
Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 648,058
Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	22,296
Contractual amount due less than 1 year [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	109,390
Contractual amount due less than 1 year [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	748
Contractual amount due 1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	118,673
Contractual amount due 1 to 3 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	247
Contractual amount due 3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 173,502
Contractual amount due 3 to 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount
Contractual amount due more than 5 years [Member] | Commitments to extend credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 246,493
Contractual amount due more than 5 years [Member] | Commitments to invest in partnerships [Member]
Commitments And Contingencies Disclosure [Line Items]
Contractual amount	¥ 21,301